Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	December 31, 2024	December 31, 2023

Denominated in R$	5,157,035	2,128,425
Denominated in US$	70,619	47,991
	5,227,654	2,176,416